Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	1,059,262,262.37	37,959
Yield Supplement Overcollateralization Amount 05/31/24	91,397,906.66	0
Receivables Balance 05/31/24	1,150,660,169.03	37,959
Principal Payments	33,370,740.25	504
Defaulted Receivables	1,219,250.49	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	87,335,806.76	0
Pool Balance at 06/30/24	1,028,734,371.53	37,418

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.06%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	9,694,600.38	279
Past Due 61-90 days	3,002,323.32	94
Past Due 91-120 days	828,785.27	35
Past Due 121+ days	0.00	0
Total	13,525,708.97	408

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	924,482.81
Aggregate Net Losses/(Gains) - June 2024	294,767.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	0.78%
Second Prior Net Losses/(Gains) Ratio	0.70%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	11,830,445.27
Actual Overcollateralization	11,830,445.27
Weighted Average Contract Rate	6.55%
Weighted Average Contract Rate, Yield Adjusted	10.49%
Weighted Average Remaining Term	56.58

Flow of Funds	$ Amount
Collections	40,340,849.35
Investment Earnings on Cash Accounts	20,109.57
Servicing Fee	(958,883.47)
Transfer to Collection Account	-
Available Funds	39,402,075.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,145,587.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,346,374.82
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,830,445.27
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,841,680.57

Total Distributions of Available Funds	39,402,075.45

Servicing Fee	958,883.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	1,047,080,746.35
Principal Paid	30,176,820.09
Note Balance @ 07/15/24	1,016,903,926.26

Class A-1
Note Balance @ 06/17/24	35,360,746.35
Principal Paid	30,176,820.09
Note Balance @ 07/15/24	5,183,926.26
Note Factor @ 07/15/24	2.4190043%

Class A-2a
Note Balance @ 06/17/24	174,260,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	174,260,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-2b
Note Balance @ 06/17/24	260,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	260,000,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-3
Note Balance @ 06/17/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	434,260,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-4
Note Balance @ 06/17/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	87,890,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	36,870,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	18,440,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,383,574.79
Total Principal Paid	30,176,820.09
Total Paid	34,560,394.88

Class A-1
Coupon	5.51900%
Interest Paid	151,787.97
Principal Paid	30,176,820.09
Total Paid to A-1 Holders	30,328,608.06

Class A-2a
Coupon	5.05000%
Interest Paid	733,344.17
Principal Paid	0.00
Total Paid to A-2a Holders	733,344.17

Class A-2b
SOFR Rate	5.33303%
Coupon	5.67303%
Interest Paid	1,147,212.73
Principal Paid	0.00
Total Paid to A-2b Holders	1,147,212.73

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5754513
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6136442
Total Distribution Amount	28.1890955

A-1 Interest Distribution Amount	0.7082966
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	140.8157727
Total A-1 Distribution Amount	141.5240693

A-2a Interest Distribution Amount	4.2083334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.2083334

A-2b Interest Distribution Amount	4.4123567
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.4123567

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	607.96
Noteholders' Principal Distributable Amount	392.04

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	3,072,738.16
Investment Earnings	13,244.48
Investment Earnings Paid	(13,244.48)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16